Fair value measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair value measurement
34.
Fair value measurement

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2023:

Fair value measurement using
			Quoted prices in active markets	Significant observable inputs
	Date of	Total	(Level 1)	(Level 2)
	valuation	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Debt financial assets (i):
Bills receivable	December 31, 2023	3,829,777	—	3,829,777

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2024:

Fair value measurement using
				Quoted prices in active markets	Significant observable inputs
	Date of	Total	Total	(Level 1)	(Level 2)
	valuation	US$’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Debt financial assets (i):
Bills receivable	December 31, 2024	599,038	4,297,376	—	4,297,376

Note:

(i)
The fair values of the Group’s debt financial assets at fair value through OCI were measured using the discounted cash flows model. The model incorporates market observable input including the interest rate of similar instruments.
There have been no transfers between Level 1 and Level 2 during 2024 and 2023.